Note 10 - Long-term Debt - Annual Repayments Under Credit Facilities and Term Loans (Details) $ in Thousands	Jun. 30, 2025 USD ($)
2026	$ 285,390
2027	325,392
2028	154,823
2029	282,170
2030	109,486
2031 and thereafter	441,396
Total	$ 1,598,657